Commitments and Contingencies (Tables) - FF Intelligent Mobility Global Holdings Ltd [Member]	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies (Tables) [Line Items]
Schedule of minimum aggregate future obligations under noncancelable operating leases
Year ended December 31,
2021	$525
$525

Schedule of minimum aggregate future minimum lease payments under capital leases
Years ended December 31,
2021	$4,395
2022	3,041
2023	2,166
2024	1,757
2025	1,792
Thereafter	3,692
$16,843